Operating Expenses	6 Months Ended
Jun. 30, 2024
Operating Expenses [Abstract]
OPERATING EXPENSES
7	OPERATING EXPENSES

For the periods ended at June 30, 2024 and 2023, expenses comprised of the following:

	January 1 -	January 1 -
	June 30, 2024	June 30, 2023

Cost of revenues	9,886,487	13,018,053
General and administrative expenses	9,053,084	5,668,357
Selling and marketing expenses	6,461,905	3,210771
Research and development expenses	611,317	1,500,488
Total	26,012,793	23,397,669

For the periods ended at June 30, 2024 and 2023, cost of revenue comprised of the following:

	January 1 -	January 1 -
	June 30, 2024	June 30, 2023

Depreciation expense	4,040,986	4,185,424
Personnel expenses	2,782,661	4,035,574
Operating lease expense	953,398	1,866,242
Rental vehicle maintenance and repair expenses	886,114	1,275,011
Data cost expenses	270,062	638,195
Commission expenses	180,449	107,703
Amortization expense	134,587	98,200
Fuel expenses	113,963	131,491
Other	524,267	680,213
Total	9,886,487	13,018,053

For the periods ended at June 30, 2024 and 2023 general and administrative expenses comprised of the following:

	January 1 -	January 1 -
	June 30, 2024	June 30, 2023

Personnel expenses	5,828,792	3,483,562
Consulting and legal expenses	2,008,036	1,140,305
Office expenses	206,062	153,029
Depreciation expense	183,498	388,302
Travelling expenses	141,575	38,212
Other	685,121	464,947
Total	9,053,084	5,668,357

For the periods ended at June 30, 2024 and 2023, selling and marketing expenses comprised of the following:

	January 1 -	January 1 -
	June 30, 2024	June 30, 2023
Social media expense	2,152,126	1,346,098
Advertising consulting expense	1,711,132	989,918
Promotion expense	1,240,311	454,897
Other	1,358,336	419,858
Total	6,461,905	3,210,771